NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated April 10, 2018
to the Prospectus dated February 28, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2018:

1.	The table under the heading "Fees and Expenses" on page 2 of the Prospectus with respect to the Nationwide Bond Index Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.23%	0.15%	0.32%	0.07%	0.32%
Total Annual Fund Operating Expenses	0.67%	1.34%	1.01%	0.26%	0.51%
(1)	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2018.

2.	The table under the heading "Example" on page 2 of the Prospectus with respect to the Nationwide Bond Index Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$291	$433	$587	$1,035
Class C Shares	236	423	731	1,607
Class R Shares	103	320	555	1,230
Class R6 Shares	26	82	144	324
Institutional Service Class Shares	52	162	282	634

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$136	$423	$731	$1,607

3.	The table under the heading "Fees and Expenses" on page 9 of the Prospectus with respect to the Nationwide Mid Cap Market Index Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.23%	0.16%	0.27%	0.07%	0.32%
Total Annual Fund Operating Expenses	0.68%	1.36%	0.97%	0.27%	0.52%
Fee Waiver/Expense Reimbursement(2)	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.67%	1.35%	0.96%	0.26%	0.51%
(1)	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2018.
(2)
Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.01% of the management fee to which the Adviser would be entitled until February 28, 2019. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.

4.	The table under the heading "Example" on page 9 of the Prospectus with respect to the Nationwide Mid Cap Market Index Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$639	$778	$928	$1,366
Class C Shares	237	428	741	1,629
Class R Shares	97	306	533	1,183
Class R6 Shares	26	84	148	336
Institutional Service Class Shares	52	164	287	646

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$137	$428	$741	$1,629

5.	The following information supplements the "Management Fees" section on page 33 of the Prospectus:

Beginning May 1, 2018, Nationwide Bond Index Fund and Nationwide Mid Cap Market Index Fund will pay NFA an annual management fee based on the rates in the table below, which are expressed as a percentage of each Fund's average daily net assets, without taking into account any applicable fee waivers or reimbursements.

Fund	Assets	Management Fee
Nationwide Bond Index Fund	Up to $1.5 billion	0.185%
	$1.5 billion up to $3 billion	0.145%
	$3 billion and more	0.135%
Nationwide Mid Cap Market Index Fund	Up to $1.5 billion	0.195%
	$1.5 billion up to $3 billion	0.175%
	$3 billion and more	0.165%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE